Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance		$ 250,000	$ 250,000
Trust account held in marketable securities		$ 27,466,834	$ 92,459,548
Aggregate ordinary shares (in Shares)		6,326,758
Aggregate shares amount		$ 64,996,857.71
Aggregate per share (in Dollars per share)		$ 10.27	$ 10.21	$ 10.24
Private warrants shares (in Shares)		479,000	479,000
Warrants issued shares (in Shares)		450,000	450,000
Deferred offering costs		$ 3,246,381	$ 3,246,381
Underwriting fee		1,575,000
Representative’s warrants		424,270	424,270
Fair value of representative’s shares		653,250	653,250
Other cash offering costs		$ 593,861	$ 593,861
Redeemable an aggregate of ordinary shares (in Shares)		6,326,758
Aggregate trust account amount	$ 900,000	$ 64,996,857.71
Trust account to pay such shareholders per share (in Dollars per share)	$ 0.1	$ 10.27	$ 10.17
Common Shares subject to possible redemption (in Shares)		2,673,242	9,000,000
Aggregate of ordinary shares outstanding (in Shares)		6,137,400	6,137,400
Underwriting fee			$ 1,575,000
Marketable Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trust account held in marketable securities			$ 92,459,548